United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836
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Giant 5 Funds
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(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO 80903
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(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO 80903
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (719) 884-7500
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Date of fiscal year end:   March 31
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Date of reporting period: March 31, 2008
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ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds Investor Shares Annual Report March 31, 2008
Giant 5 Total Investment System (FIVEX) 20+ Underlying Mutual Funds Giant 5 Total Index System (INDEX) 20+ Underlying Index Funds and ETFs

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Annual Report
Table of Contents	March 31, 2008

Letter to Shareholders	2
Growth of a $10,000 Investment	3

Giant 5 Total Investment System
Schedule of Portfolio Investments	4
Financial Statements	5
Financial Highlights	7

Giant 5 Total Index System
Schedule of Portfolio Investments	8
Financial Statements	9
Financial Highlights	11

Notes to the Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	19
Trustees and Officers Information	22

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)
The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov.  A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

Dear Shareholders,

Two years ago Giant 5 Funds came to Wall Street to offer investors a one-step, total investment system with the potential to perform in any market.  Our Invest Where You Spend strategy globally diversifies our portfolios into equal holdings of our 5 Essential Themes:  Energy, Real Estate, Raw Materials, Capital Markets, and Bonds.  We believe these 5 Themes make up the foundations of the global investment world and should be held at all times.

Since the Funds’ inception, we have seen sharp moves by the market in both directions.  This type of volatility underscores the benefits of having a portfolio that is globally diversified across many markets.  We are pleased to report to you that both of our Funds have outperformed their benchmark, the S&P 500® Index for the year-to-date, 1-Year and 2-Year periods as of May 1, 2008 (see performance chart below).

Not only have the Giant 5 Funds outperformed their primary benchmark, but they also performed well against their respective peer groups in the mutual fund world.  As of this writing, May 6, 2008, the Giant 5 Total Investment System (FIVEX) ranked in the top 2% of 2,282 mutual funds in Morningstar’s Large-Cap Blend category based upon total return for the 1-year period.  The Giant 5 Total Index System (INDEX) ranked in the top 2% of 1,553 mutual funds in Morningstar’s Large-Cap Value category based upon total return for the 1-year period.  (Source:  Morningstar.com)

As many of you already know, each of the no-load Giant 5 Funds uses our unique 5-Asset Strategy.  The Giant 5 Total Investment System (FIVEX) focuses on the experience and talents of what we believe to be the best investment managers in the world, while the Giant 5 Total Index System (INDEX) focuses on the efficiencies of indices and ETFs.  Both strategies are global in scope and offer investors a one-step total investment system with the potential to perform in any market.

From an operational standpoint, we upgraded our Transfer Agent and Shareholder Services during the past year.  We hope that you have enjoyed better service, better reporting and online access to your accounts.  Looking forward, we remain committed to providing you with consistent performance and low fees so you can use your time to focus on the most important things in life.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

Performance Comparison			2-Year	Inception	Inception
As of May 1, 2008	YTD	1-Year	Cumulative	Annualized*	Cumulative*
Giant 5 Total Investment System (FIVEX)	+0.91%	+7.88%	+23.05%	+10.93%	+23.05%
Giant 5 Total Index System (INDEX)	+1.50%	+4.70%	+17.05%	+8.19%	+17.05%
S&P 500® Index	-3.39%	-3.28%	+12.22%	+5.93%	+12.22%
Russell 2000® Index	-4.34%	-9.45%	-1.72%	-0.87%	-1.72%
Dow Jones Industrial Average	-1.17%	+1.41%	+20.16%	+9.62%	+20.16%
NASDAQ	-6.23%	-1.21%	+9.28%	+4.54%	+9.28%

Performance Comparison				Inception
As of March 31, 2008		1-Year		Annualized*
Giant 5 Total Investment System (FIVEX)		+4.39%		+8.13%
Giant 5 Total Index System (INDEX)		+0.91%		+5.29%
S&P 500® Index		-5.08%		+2.45%
Russell 2000® Index		-13.00%		-4.17%
Dow Jones Industrial Average		+1.59%		+6.50%
NASDAQ		-5.12%		-0.21%
* Inception Date: May 1, 2006

Performance data quoted here represents past performance which is not predictive of future results. The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance information quoted. To obtain performance information current to the most recent month end, please call 1-888-5GIANT5. Gross expenses of the Total Investment System and Total Index System are 2.51% and 1.91%, respectively. Gross expenses are reflective of information quoted in the Funds’ Prospectus dated July 2, 2007 and may differ from the expense ratios disclosed in this report.

Giant 5 Funds
Growth of a $10,000 Investment	March 31, 2008 (Unaudited)

Past performance is not predictive of future results. The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

Giant 5 Total Investment System (FIVEX)

Giant 5 Total Index System (INDEX)

Past performance does not guarantee future results.

The Funds’ performance is compared to the S&P 500® Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Giant 5 Total Investment System
Schedule of Portfolio Investments	March 31, 2008

Security Description	Shares	Value
INVESTMENT COMPANIES - 99.1%
Alpine International Real Estate Equity Fund, Class Y	10,970	$373,629

BlackRock Global Resources Fund, Class I	30,539	1,941,976

Cohen & Steers Asia Pacific Realty Shares, Inc., Class I	81,367	920,260

E.I.I. International Property Fund, Class I	134,880	2,646,338

Fidelity Select Industrials Materials Portfolio	65,625	3,686,147

First American Real Estate Securities Fund, Class Y	28,588	521,155

First Eagle Global Fund, Class I	34,861	1,545,384

First Eagle Overseas Fund, Class I	67,135	1,542,767

Franklin Mutual European Fund, Class Z	17,375	409,176

ICON Materials Fund	109,198	1,339,855

Ivy European Opportunities Fund, Class I	3,008	104,682

Ivy Global Natural, Resources Fund, Class I	72,975	2,681,088

JPMorgan Small Cap, Equity Fund, Class S	1,000	28,860

Loomis Sayles Fixed, Income Fund, Class I	218,767	2,938,044

Matthews China Fund	48,415	1,491,666

Matthews India Fund	21,815	410,777

Metzler/Payden European, Emerging Markets Fund	11,823	$404,114

Morgan Stanley Institutional, Fund, Inc., International Real Estate, Portfolio, Class A	7,095	182,781

Morgan Stanley Institutional, Portfolio Fund, Inc., US Real Estate, Portfolio, Class A	31,814	517,300

Oppenheimer International, Bond Fund, Class Y	422,289	2,850,454

T. Rowe Price Latin America Fund	3,272	167,435

U.S. Global Investors Accolade Funds, Eastern European Fund	4,404	187,671

Vanguard Energy Fund, Admiral Shares	21,795	3,103,430

Vanguard Short-Term Investment, Grade Fund, Admiral Shares	9,953	105,996

Total Investment Companies, (Cost $30,115,032)		30,100,985

SHORT-TERM INVESTMENTS - 1.0%
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%

UMB Bank Money Market, Fiduciary, 1.118%, 4/1/2008 (a)	$304,088	$304,088

Total Short-Term Investments, (Cost $304,088)		304,088

Total Investments – 100.1%, (Cost $30,419,120)		30,405,073

Other Liabilities in Excess, of Assets - (0.1)%		(31,164)

NET ASSETS - 100.0%		$30,373,909
(a) Variable rate security; the rate shown represents the rate at March 31, 2008.

See Notes to the Financial Statements.

Giant 5 Total Investment System
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008

Assets:
Investment securities at market value, (cost $30,419,120)	$30,405,073
Interest and dividends receivable	11,657
Prepaid expenses	15,419
Total assets	30,432,149

Liabilities:
Payable to Investment Adviser	17,316
Payable for 12b-1 fees	4,394
Other payables	36,530
Total liabilities	58,240

Net Assets	$30,373,909

Net assets consist of:
Paid-in capital	$29,557,198
Accumulated undistributed net realized gains	830,758
Net unrealized depreciation on investments	(14,047)

Net Assets	$30,373,909

Capital Shares:
Investor Shares Outstanding (no par value, unlimited number of shares authorized)	1,941,449

Net Asset Value, Offering Price and Redemption Price Per Share	$15.64

STATEMENT OF OPERATIONS
For the year ended March 31, 2008

Investment Income:
Dividends	$1,688,218
Interest income	32,928
Total investment income	1,721,146

Expenses:
Investment advisory fees	217,021
12b-1 fees	55,065
Fund administration fees	49,129
Transfer Agency fees	46,495
Blue Sky fees	15,727
Audit fees	14,516
Insurance	10,329
Legal fees	10,177
Custody fees	7,474
CCO fees	6,399
Miscellaneous fees	5,567
Printing fees	3,866
Pricing fees	2,259
Directors fees	1,339
SEC fees	71
Total Expenses	445,434

Deduct:
Waiver of operating expenses	—

Net Expenses	445,434

Net Investment Income	1,275,712

Net Realized and Unrealized Gains/(Losses) on Investments
Net realized losses from investment transactions	(7,037)
Net realized gain distributions from underlying funds	1,707,066
Change in unrealized appreciation/(depreciation) on investments	(1,750,102)
Net realized and unrealized losses on investments	(50,073)
Change in net assets resulting from operations	$1,225,639

See Notes to the Financial Statements.

Giant 5 Total Investment System
Financial Statements

	Year Ended March 31, 2008	Period Ended March 31, 2007(a)
STATEMENTS OF CHANGES IN NET ASSETS

Increase in Net Assets from Operations
Net investment income	$1,275,712	$444,131
Net realized losses from investment transactions	(7,037)	(123,020)
Net realized gain distributions from underlying funds	1,707,066	1,023,587
Change in unrealized appreciation/(depreciation) on investments	(1,750,102)	1,736,055
Change in net assets resulting from operations	1,225,639	3,080,753

Distributions to Shareholders
Net investment income	(1,294,776)	(461,110)
Net realized gains	(1,513,557)	(238,738)
Change in net assets resulting from distributions to shareholders	(2,808,333)	(699,848)

Capital Share Transactions
Proceeds from sale of shares	9,875,426	28,613,800
Distributions reinvested	2,779,151	699,848
Cost of shares redeemed	(10,670,068)	(1,724,228)
Redemption fees	1,769	—
Change in net assets resulting from capital share transactions	1,986,278	27,589,420
Net increase in net assets	403,584	29,970,325

Net Assets
Beginning of period	29,970,325	—
End of period	30,373,909	29,970,325
Accumulated undistributed net investment income at end of period	$—	$—

Share Information
Shares sold	558,271	1,906,477
Distributions reinvested	169,254	44,948
Shares redeemed	(628,148)	(109,353)
Net change resulting from share transactions	99,377	1,842,072

(a) Fund commenced operations on May 1, 2006.
See Notes to the Financial Statements.

Giant 5 Total Investment System
Financial Highlights

The table below sets forth financial data for a share	Year Ended		Period Ended
outstanding in the Fund throughout each period presented:	March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$16.27		$15.00

Income from Investment Operations:
Net investment income	0.65		0.26
Net realized and unrealized gains/(losses) on investments, Total from investment operations	0.13	(b)	1.41
	0.78		1.67
Less Distributions Declared to Shareholders:
Net investment income	(0.65)		(0.26)
Net realized gains	(0.76)		(0.14)
Total distributions	(1.41)		(0.40)
Paid-in capital from redemption fees	—	(c)	—	(c)

Net Asset Value - End of Period	$15.64		$16.27

Total Return (d)	4.39%		11.27	%(e)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$30,374		$29,970
Ratio of expenses to average net assets (h)	1.37	%(g)	1.91	%(f)
Net investment income to average net assets (i)	3.94%		1.96	%(f)
Portfolio turnover	51.90%		22.20	%(e)

(a)	Fund commenced operations on May 1, 2006.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Less than $0.005.
(d)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective July 1, 2007, the expense ratio of the Fund was capped at 1.35%. For the period July 1, 2007 through March 31, 2008, there were no reimbursements required to be made by the Adviser.
(h)	This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(i)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Total Index System
Schedule of Portfolio Investments	March 31, 2008

Security Description	Shares	Value
EXCHANGE TRADED FUNDS - 98.0%

Claymore/Alpha Shares China Real Estate ETF*	10,000	$ 196,200

DJ Wilshire REIT ETF	11,483	803,925

Energy Select Sector SPDR Fund	11,133	824,510

First Trust ISE Chindia Index Fund	8,000	162,880

iShares Dow Jones US Basic Materials Sector Index Fund	6,776	502,915

iShares Lehman 1-3 Year Treasury Bond Fund	1,000	84,240

iShares MSCI EMU Index Fund	760	82,688

iShares S&P Europe 350 Index Fund	6,792	713,228

iShares S&P Global Energy Sector Index Fund	11,395	1,481,806

PowerShares FTSE RAFI Basic Materials Sector Portfolio	7,900	502,598

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,000	136,680

PowerShares FTSE RAFI Energy Sector Portfolio	10,240	724,275

PowerShares FTSE RAFI U.S. 1000 Portfolio	17,955	945,690

PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	12,070	586,722

PowerShares Golden Dragon Halter USX China Portfolio	10,000	251,300

PowerShares WilderHill Clean Energy Portfolio	4,000	78,400

SPDR DJ Wilshire International Real Estate ETF	26,500	1,400,525

SPDR Lehman International Treasury Bond ETF	29,400	1,703,142

Vanguard Information Technology Index ETF	10,000	508,400

Vanguard Long-Term Bond ETF	7,000	541,730

Vanguard Materials ETF	9,024	766,950

Vanguard REIT ETF	13,000	819,390

Vanguard Total Bond Market ETF	16,400	1,281,496

WisdomTree International Basic Materials Sector Fund	69,750	2,522,160

WisdomTree International Energy Sector Fund	33,500	1,065,300

WisdomTree International MidCap Dividend Fund	4,000	250,560

WisdomTree International Real Estate Fund	20,000	847,200

WisdomTree International SmallCap Dividend Fund	3,500	214,865

Total Exchange Traded Funds (Cost $20,306,760)		19,999,775

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.0%

UMB Bank Money Market, Fiduciary, 1.118%, 4/1/2008 (a)	$ 401,654	$ 401,654

Total Short-Term Investments (Cost $401,654)		401,654

Total Investments - 100.0% (Cost $20,708,414)		20,401,429

Other Liabilities in Excess of Assets – (0.0)%		(6,325)

NET ASSETS - 100.0%		$ 20,395,104

* Non-income producing. (a) Variable rate security; the rate shown represents the rate at March 31, 2008

See Notes to the Financial Statements.

                    11,483                      803,925

Giant 5 Total Index System
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008

Assets:
Investment securities at market value (cost $20,708,414)	$20,401,429
Interest and dividends receivable	18,974
Prepaid expenses	15,157
Total Assets	20,435,560

Liabilities:
Payable to Investment Adviser	11,616
Payable for 12b-1 fees	2,947
Other payables	25,893
Total Liabilities	40,456

Net Assets	$20,395,104

Net assets consist of:
Paid-in capital	20,462,758
Accumulated undistributed net realized gain	239,331
Net unrealized depreciation on investments	(306,985)

Net Assets	$20,395,104

Capital Shares:
Investor Shares Outstanding (no par value, unlimited number of shares authorized)	1,327,864

Net Asset Value, Offering Price and Redemption Price Per Share	$15.36

STATEMENT OF OPERATIONS
For the year ended March 31, 2008

Investment Income:
Dividends	$632,431
Interest income	39,146
Total investment income	671,577

Expenses:
Investment advisory fees	171,272
12b-1 fees	43,457
Fund administration fees	40,065
Transfer Agency fees	37,620
Blue Sky fees	14,662
Audit fees	14,516
Miscellaneous fees	8,918
Insurance	8,144
Legal fees	8,067
Custody fees	5,669
CCO fees	5,267
Printing fees	2,987
Pricing fees	2,383
Directors fees	1,076
SEC fees	5
Total Expenses	364,108

Deduct:
Waiver of operating expenses	—

Net Expenses	364,108

Net Investment Income	307,469

Net Realized and Unrealized Gains/(Losses) on Investments
Net realized gain from investment transactions	1,687,565
Change in unrealized appreciation/(depreciation) on investments	(2,156,261)
Net realized and unrealized losses on investments	(468,696)
Change in net assets resulting from operations	$(161,227)

See Notes to the Financial Statements.

Giant 5 Total Index System
Financial Statements

	Year Ended March 31, 2008	Period Ended March 31, 2007(a)
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment income	$307,469	$182,607
Net realized gain from investment transactions	1,687,565	18,286
Net realized gain distributions from underlying funds	—	4,131
Change in unrealized appreciation/(depreciation) on investments	(2,156,261)	1,849,276
Change in net assets resulting from operations	(161,227)	2,054,300

Distributions to Shareholders
Net investment income	(293,654)	(216,286)
Net realized gains	(1,465,156)	(4,131)
Return of capital	—	(6,502)
Change in net assets resulting from distributions to shareholders	(1,758,810)	(226,919)

Capital Share Transactions
Proceeds from sale of shares	6,646,890	21,911,268
Distributions reinvested	1,731,706	226,919
Cost of shares redeemed	(8,452,981)	(1,577,170)
Redemption fees	1,128	—
Change in net assets resulting from capital share transactions	(73,257)	20,561,017
Net increase/(decrease) in net assets	(1,993,294)	22,388,398

Net Assets
Beginning of period	22,388,398	—
End of period	$20,395,104	$22,388,398
Accumulated undistributed net investment income at end of period	—	—

Share Information
Shares sold	396,587	1,463,173
Distributions reinvested	107,894	14,398
Shares redeemed	(554,943)	(99,246)
Net change resulting from share transactions	(50,462)	1,378,326

(a) Fund commenced operations on May 1, 2006.

See Notes to the Financial Statements.

Giant 5 Total Index System
Financial Highlights

The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:	Year Ended March 31, 2008		Period Ended March 31, 2007(a)

Per share data: Net Asset Value - Beginning of Period	$16.24		$15.00

Income from Investment Operations:
Net investment income	0.18		0.15
Net realized and unrealized gains/(losses) on investments	0.01	(b)	1.25
Total from investment operations	0.19		1.40

Less Distributions Declared to Shareholders:
Net investment income	(0.18)		(0.15)
Net realized gains	(0.89)		—	(c)
Return of capital	—		(0.01)
Total distributions	(1.07)		(0.16)
Paid-in capital from redemption fees	—	(c)	—	(c)

Net Asset Value - End of Period	$15.36		$16.24

Total Return (d)	0.91%		9.38	%(e)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$20,395		$22,388
Ratio of expenses to average net assets (h)	1.42	%(g)	1.90	%(f)
Net investment income to average net assets (i)	1.20%		1.00	%(f)
Portfolio turnover	110.31%		5.35	%(e)

(a)	Fund commenced operations on May 1, 2006.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Less than $0.005.
(d)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective July 1, 2007, the expense ratio of the Fund was capped at 1.35%. For the period July 1, 2007 through March 31, 2008, there were no reimbursements required to be made by the Adviser.
(h)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(i)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

1.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (Individually a “Fund,” collectively the “Funds”). Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  As of March 31, 2008, only Investor Shares have been offered and issued.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:
The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAVs.  If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Funds’ NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Investment Transactions and Related Income:
Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis).  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for all Funds.  Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2008, distributions in excess of net investment income and other permanent book to tax differences of $19,064 and $13,815 were reclassified to accumulated undistributed net realized gains and paid-in capital for the Giant 5 Total Investment System and the Giant 5 Total Index System, respectively.

Federal Income Taxes:
Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

Use of Estimates:
The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Redemption Fees:
Prior to September 14, 2007, the Funds imposed a 1% redemption fee for sales of shares done within 180 days of purchase.  The redemption fee did not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.  For the period April 1, 2007 through September 14, 2007, the Giant 5 Total Investment System and the Giant 5 Total Index System had contributions to capital due to collection of redemption fees in the amount of $1,769 and $1,128, respectively.

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

New Accounting Pronouncements:
Effective September 28, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2007.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions

Investment Adviser:
The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Under the terms of the expense reimbursement agreement, the Adviser has contractually agreed to limit the expenses to the extent that the total annual operating expenses (not including interest, taxes, expenses incurred by other investment companies in which the Funds may invest, brokerage commissions, or other extraordinary, non-recurring and certain other unusual expenses) exceed 1.35% for each Fund.  Subject to Board approval, the Adviser is entitled to recoup amounts previously waived or reimbursed within 3 years of the initial waiver or reimbursement provided that by recouping payments the Adviser does not force the Funds to exceed their current expense reimbursement agreement.  For the period July 1, 2007 through March 31, 2008, the effective period of the expense reimbursement agreement, there were no fees waived or reimbursed by the Adviser for either Fund. The expense reimbursement agreement was not renewed for the period subsequent to March 31, 2008.

Certain officers of the Adviser are also a Trustee and Officers of the Trust.  Through August 15, 2007, an Officer of the Adviser also served as Chief Compliance Officer of the Funds.  The amounts charged to the Funds for Chief Compliance Officer are reported within the Statement of Operations.

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

Administrator:
Prior to July 1, 2007, Citi Fund Services Ohio, Inc. (the former “Administrator” or “Citi,” formerly known as BISYS Fund Services Ohio, Inc.), a wholly-owned subsidiary of Citi, Inc., served as the Administrator for the Giant 5 Funds.  The Trust and the Administrator had entered into a Master Services Agreement (“Master Services Agreement”), under which the Administrator provided the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of each Fund’s activities.  Under the terms of the Master Services Agreement, the Administrator was entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to $500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion.  The annual asset-based fee was subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class.

Certain former Officers of the Trust were employees of Citi.

Effective July 1, 2007, UMB Fund Services, Inc. (“UMBFS”), became the Administrator, Fund Accountant and Transfer Agent for the Trust.  Also effective July 1, 2007, UMB Bank, n.a. (“UMB Bank”) became the Custodian for the Trust.  For its services, UMBFS and UMB Bank are paid a fee by the Funds at an annual rate equal to 0.09% on the first $500 million in combined assets, 0.07% on the next $500 million in combined assets, 0.05% on the next $500 million in combined assets, and 0.03% on the combined assets over $1.5 billion.  UMBFS and UMB Bank fees are subject to an annual minimum of $135,000 in year one, $175,000 in year two, $200,000 in year three and $225,000 in year four.

Distributor:
The Trust had retained Foreside Distribution Services Limited Partnership (the “Distributor,” formerly known as BISYS Fund Services Limited Partnership), a wholly-owned subsidiary of Foreside Distribution Services Limited Partnership and an affiliate of the former Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser through June 30, 2007.  Effective July 1, 2007, UMB Distribution Services, LLC became the Distributor of the Funds. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan:
Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing  shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  For the year ended March 31, 2008, Giant 5 Total Investment System and Giant 5 Total Index System incurred 12b-1 expenses of $55,065 and $43,457, respectively, for Investor Shares.

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

4.	Purchases and Sales of Securities

	Purchases and sales of investment securities, excluding short-term securities for the year ended March 31, 2008, totaled:

		Giant 5 Total Investment System	Giant 5 Total Index System
	Purchases	$ 19,950,522	$ 27,012,400
	Sales	16,316,241	28,867,253

	There were no purchases or sales of U.S. government securities for the year.

5.	Contingencies and Commitments

	In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider risk of loss from such potential claims to be remote.

6.	Federal Tax Information

	At March 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Giant 5 Total Investment System	Giant 5 Total Index System
	Tax Cost	$ 30,432,273	$ 20,709,767
	Tax Unrealized Appreciation	1,338,198	1,101,663
	Tax Unrealized (Depreciation)	(1,365,398)	(1,410,001)
	Net Unrealized (Depreciation)	(27,200)	(308,338)

The tax character of distributions paid during the fiscal periods ended March 31, 2008 and March 31, 2007 were as follows:
	Giant 5 Total Investment System		Giant 5 Total Index System
	2008	2007	2008	2007
Distributions Paid from Ordinary Income	$ 1,294,776	$ 461,110	$ 361,622	$ 216,286
Distributions Paid from Net Long Term Capital Gains	1,513,557	238,738	1,397,188	4,131
Total Taxable Distributions	2,808,333	699,848	1,758,810	220,417
Return of Capital Distributions	—	—	—	6,502
Total Distributions Paid	2,808,333	699,848	1,758,810	226,919

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2008

As of March 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:
	Giant 5 Total Investment System	Giant 5 Total Index System

Undistributed Ordinary Income	$—	$70,108
Undistributed Long Term Capital Gains	843,911	170,576
Accumulated Earnings	843,911	240,684
Distributions Payable	—	—
Accumulated Capital and Other Losses	—	—
Unrealized (Depreciation)	(27,200)	(308,338)
Total Accumulated Earnings/(Deficit)	816,711	(67,654)
The difference between books basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

7.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2008, The Andrea S. Swanson Santa Fe Trust had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 24.4% and 34.4%, respectively.  As of March 31, 2008, the Jann Simmons Patigan Trust and the Scheryle Jann Simmons Descendants’ Trust had combined ownership in the Giant 5 Total Index System in the amount of 32.7%.

Report of Independent Registered Public Accounting Firm

To The Shareholders and
Board of Trustees of
Giant 5 Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Giant 5 Funds, comprising the Giant 5 Total Investment System and the Giant 5 Total Index System (the “Funds”), as of March 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the Funds’ custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Giant 5 Funds, as of March 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
May 29, 2008

Giant 5 Funds
Supplemental Information	March 31, 2008 (Unaudited)

Federal Tax Information

Giant 5 Total Investment System and Giant 5 Total Index System designate $1,513,558 and $1,397,188, respectively, as a long-term capital dividend paid for the fiscal year ended March 31, 2008.

1.67% and 11.58% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended March 31, 2008, are eligible for the corporate dividends received deduction for Total Investment System and Total Index System, respectively.

17.50% and 63.03% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended March 31, 2008, are designated as qualified dividend income for Total Investment System and Total Index System, respectively.

Continued

Giant 5 Funds
Supplemental Information	March 31, 2008 (Unaudited)

Expense Example
As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment Advisery fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

Actual Expenses
The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

	Beginning account value 10/1/07	Ending account value 3/31/08	Expenses paid during period 10/1/07-3/31/08(1)	Expense Ratio during period 10/1/07-3/31/08(1)
Giant 5 Total Investment System	$1,000.00	$944.60	$4.65	0.96%
Giant 5 Total Index System	$1,000.00	$938.60	$5.11	1.05%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/07	Ending account value 3/31/08	Expenses paid during period 10/1/07-3/31/08(1)	Expense Ratio during period 10/1/07-3/31/08(1)
Giant 5 Total Investment System	$1,000.00	$1,020.22	$4.83	0.96%
Giant 5 Total Index System	$1,000.00	$1,019.73	$5.32	1.05%

(1) Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 0.96% and 1.05%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

Continued

Giant 5 Funds
Supplemental Information	March 31, 2008 (Unaudited)

Investment Adviser Contract Approval

The Investment Advisory Agreement with the Trust was formally considered for renewal by the independent members of the Board of Trustees (the “Trustees”) at its board meeting held on February 20, 2008.  In conducting its review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key new procedures for best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of Fund shares by insiders, affiliates and possible conflicts and current legal matters.

Independent counsel referred the Trustees to the section in the Board materials containing a memorandum prepared by counsel that outlined in detail the process under the Investment Company Act of 1940 (the “1940 Act”) for the Board’s review of the Advisory Agreement.  Independent counsel reviewed this memorandum and also discussed the Trustees’ general and specific responsibilities with respect to the approval of the Advisory Agreement under the 1940 Act.  Independent counsel informed the Trustees of the importance of being fully informed, and on the care and conscientiousness with which they perform their duties in considering approval and renewal of the Advisory Agreement, which are imposed by statute and the courts.

The Trustees reviewed the services that the Adviser had provided to the Funds, including but not limited to, generally managing each Fund’s investments in accordance with the stated investment objectives and policies of each Fund.  The Trustees also reviewed the Expense Reimbursement Agreement provided in their materials.

The Trustees discussed the cost of the services provided by the Adviser.  The Trustees noted that the Adviser is responsible for the payment of all expenses (other than direct Fund expenses) necessary to execute its duties and responsibilities under the Advisory Agreement.  As part of their analysis, the Board reviewed an analysis of advisory and total fees and found the fees reasonable for the services provided.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds, as well as the Adviser’s financial condition.  The Adviser also explained in detail marketing efforts that were under way to increase the assets of the Funds in order to lower the total expenses to shareholders.

The Board compared the performance of the Funds to their benchmark indices over various periods of time and concluded that the performance of the Funds supported the continuation of the Agreement.  The Board noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

The Trustees reviewed comparative fee information for funds similar in nature to the Giant 5 Funds.  The Trustees concluded that the management fee of the Funds was consistent with the fees reviewed.  The Trustees also considered comparative information regarding administrative or service fees, as well as overall expense ratios.  The Trustees also noted that the Adviser continued to waive its fee to ensure that the total expenses of each Fund does not exceed 1.35%.

Based on their review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees concluded that the Investment Advisory Agreement enables the Funds to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors.  Following an executive session with independent counsel and without management present, the Trustees approved the Investment Advisory Agreement and determined the compensation payable under such Agreement to be fair and reasonable.

The Investment Advisory Agreement for the Funds will continue for a one year period from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees of the shareholders of the Funds, or by the Adviser, on 60 days’ written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

Giant 5 Funds
Trustees and Officers Information	March 31, 2008 (Unaudited)

Non-Interested Trustee
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee

Lance J. Baller 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 34	Trustee	Indefinite; since 1/18/2006
Managing Partner, Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present); Managing Partner and Portfolio Manager, Elevation Capital Management, LLC (2005 to present); Co-Chairman, Eagle: XM, a marketing company (2005 to present); President, Ultimate Investments Corporation, Inc., (1993 to present); President, Baller Enterprises, Inc., (2004 to present); Vice President, Corporate Development and Communications, Integrated BioPharma, Inc., (2003 to 2004); President, Palmdale Park, Inc., a real estate company (1994 to 2005); Vice President of Investments, UBS AG, a financial consulting, asset management, investment banking and banking company (2000 to 2003).
				2	Co-Chairman, Eagle: XM; Director, Iofina Natural Gas, PLC; Vice Chairman, NetAds International, Inc.

Eric Scot Griffin 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 42	Trustee	Indefinite; since 1/18/2006	Owner and Project Manager of a PD-17 Subdivision real estate development project (2000 to present); Owner and Executive Director, Pure Ocean Pacific, LLC, a provider of ocean water products (2005 to present); Instructor, Atascadero Unified School District (2004 to present); Assistant Principal of Atascadero, CA Junior High School (2000 to 2003).	2	None

Kevin J. Trigueiro 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 41	Trustee	Indefinite; since 1/18/2006	Broker Associate, RE/MAX Properties, Inc. (2003 to present); RE/MAX Partners, Inc. (2000 to 2003).	2	None

Continued

Giant 5 Funds
Trustees and Officers Information	March 31, 2008 (Unaudited)

Interested Trustees* and Officer
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Michael Willis 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 41	Trustee and President	Indefinite since January 18, 2006	President of The Willis Group, Inc. (2004 to present); Senior Vice President, Investments of UBS Financial Services, Inc. (2003 to 2004); Senior Vice President, Investments of PaineWebber (1999 to 2003).	2	None

Executive Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
LuAnn Hanson 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 48	Chief Compliance Officer	Indefinite; since July 2, 2007	Chief Financial Officer and Vice President of Finance, Celis Semiconductor Corporation (2005 to present); Chief Financial Officer and Vice President of Finance (2000 to 2004), Ramtron International Corporation (1993 to 2004).
Paul D. Meyers 128 South Tejon Street Suite 150 Colorado Springs, CO 80903 Age: 29	Treasurer	Indefinite; since July 2, 2007 (Secretary), since April 13, 2007 (Treasurer)	Operations Manager, The Willis Group, Inc., (2006 to present); Senior Account Executive, Westar Media Group (2004 to 2006); Lead Councelor, St. Paul’s Preparatory Academy (1999 to 2004).

 *  Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The Trust’s President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified.  Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-5GIANT5.

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ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

March 31, 2008	March 31, 2007
$24,000	$25,000

Such fees represent the aggregate fees billed for the fiscal years ended March 31, 2008 and March 31, 2007 for professional services rendered by Cohen Fund Audit Services, Ltd. for the audit of the registrant's annual financial statements.

(b)      Audit-Related Fees

March 31, 2008	March 31, 2007
$1,200	$1,200

Such fees represent the fees billed for the fiscal years ended March 31, 2008 and March 31, 2007 for services rendered by Cohen Fund Audit Services, Ltd. in connection with its review of the unaudited semi-annual financial statements for the six months ended September 30, 2008 and September 30, 2007, respectively.

(c)      Tax Fees

March 31, 2008	March 31, 2007
$4,000	$2,200

"Tax fees" shown in the table above were for services provided by Cohen Fund Audit Services, Ltd. in relation to the preparation of excise filings and income tax returns.

(d)      All Other Fees

March 31, 2008	March 31, 2007
$2,000	$2,000

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 0%
(c) 0%
(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This information is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b)    CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Giant 5 Funds
        ---------------------------------

By (Signature and Title)

/s/ Michael G. Willis
Michael G. Willis
President
Date: August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael G. Willis
Michael G. Willis
President
Date: August 8, 2008

By (Signature and Title)

/s/ Paul Myers
Paul Myers
Treasurer
Date: August 8, 2008